SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2020	Dec. 31, 2019
Year-End Spot Rate US$1=RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign exchange rate	0.065250	0.069618
Average Rate US$1=RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Foreign exchange rate	0.069042	0.069081